Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current Taxes
U.S. federal	$ 2,461	$ 14,086	$ 12,165
U.S. state and local	2,713	3,342	2,366
Foreign	12,587	11,423	9,858
Current taxes	17,761	28,851	24,389
Deferred Taxes
U.S. federal	12,780	(6,250)	(4,791)
U.S. state and local	1,113	(1,087)	(379)
Foreign	531	281	432
Deferred taxes	14,424	(7,056)	(4,738)
Provision for income taxes	$ 32,185	$ 21,795	$ 19,651